Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net	Sep. 30, 2023 USD ($)
Intangible assets
Gross Carrying Amount, Intangible assets	$ 6,918,572
Accumulated Amortization, Intangible assets	(412,780)
Licensed digital assets [Member]
Intangible assets
Gross Carrying Amount, Intangible assets	6,918,572
Accumulated Amortization, Intangible assets	$ (412,780)